Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2019
Cost of Sales [Abstract]
Cost of Sales by Cost

	US Dollars
Figures in millions	2019	2018	2017
Cash operating costs	1,831	1,850	1,756
Royalties	137	133	111
Other cash costs	13	13	14
Total cash costs	1,981	1,996	1,881
Retrenchment costs	4	4	6
Rehabilitation and other non-cash costs	53	17	16
Amortisation of tangible assets (notes 32 and 36)	538	553	685
Amortisation of right of use assets(1) (notes 32 and 36)	42	—	—
Amortisation of intangible assets (notes 32 and 36)	3	5	5
Inventory change	5	9	14
	2,626	2,584	2,607

(1) Amortisation relating to right of use assets as recognised in accordance with IFRS 16 Leases.